Financial instruments included in the statement of financial position and impact on income - Disclosure of Non-Current Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 53,120	€ 94,586
Total financial assets, at fair value	53,120	94,586
Total financial liabilities	70,936	68,802
Total financial liabilities, at fair value	73,402	71,091
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	70,936	68,802
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	45,978	45,543
Total financial liabilities, at fair value	48,443	47,821
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	45,978	45,543
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,924	5,022
Total financial liabilities, at fair value	4,924	5,033
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,924	5,022
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	20,035	18,237
Total financial liabilities, at fair value	20,035	18,237
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	20,035	18,237
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	406	299
Total financial assets, at fair value	406	299
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,977	19,004
Total financial assets, at fair value	2,977	19,004
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	49,737	75,283
Total financial assets, at fair value	49,737	75,283
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	0
Financial assets carried at fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets		0
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	53,120	94,586
Assets and liabilities carried at amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	406	299
Assets and liabilities carried at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,977	19,004
Assets and liabilities carried at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 49,737	€ 75,283